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TETON WESTWOOD EQUITY FUND

Supplement dated October 29, 2020 to the Class A Summary Prospectus and Prospectus, and

Statement of Additional Information dated January 28, 2020

This supplement amends certain information in the Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and the Statement of Additional Information (the “SAI”), each dated January 28, 2020, of each Fund. Unless otherwise indicated, all other information included in the Summary Prospectus, the Prospectus and the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement shall have the meanings ascribed to such terms in the registration statement.

Effective November 1, 2020, the 12b-1 fee for the Class A shares of each Fund will be reduced to a rate of 0.25% of each Fund’s daily net asset value.

As a result, effective November 1, 2020, corresponding changes are incorporated in all applicable places in the Summary Prospectus, the Prospectus, and the SAI to reflect this change.

The “Fees” and Expenses” section of the Summary Prospectus and Prospectus, with respect to Class A shares only, should be replaced with the following:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TETON WESTWOOD EQUITY FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	TETON WESTWOOD EQUITY FUND CLASS A
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.64%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
TETON WESTWOOD EQUITY FUND | CLASS A | USD ($)	560	897	1,256	2,266

You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
TETON WESTWOOD EQUITY FUND | CLASS A | USD ($)	560	897	1,256	2,266